Document And Entity Information	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	ORTHOFIX MEDICAL INC.
Entity Central Index Key	0000884624
Entity Emerging Growth Company	false
Entity File Number	0-19961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1340767
Entity Address, Address Line One	3451 Plano Parkway
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	214
Local Phone Number	937-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, $0.10 par value per share
Trading Symbol	OFIX
Name of each exchange on which registered	NASDAQ